Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per share
Schedule of computation of basic and dilutive earnings/(loss) from continued operations per share attributable to the Group's ordinary shareholders

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2025	June 2024
Profit/(loss) from continuing operations for the period attributable to equity holders of the Parent Company	432,200	(5,692,847)
Profit from discontinued operations for the period attributable to equity holders of the Parent Company	—	—

Weighted average number of ordinary shares outstanding during the period	9,964,344	8,528,466

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic earnings/(loss) per share	0.04	(0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company – basic earnings/(loss) per share	0.04	(0.67)

Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	10,218,200	8,528,466

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted earnings/(loss) per share	0.04	(0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company – diluted earnings/(loss) per share	0.04	(0.67)